Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Research and Development Expenses [Line Items]
Research and Development Expense	$ 14,271	$ 7,629	$ 6,664
Research and Development Expense [Member]
Research and Development Expenses [Line Items]
Chemistry and formulation studies	1,802	1,902	3,923
Salaries	1,004	808	573
Stock-based compensation	757	111	0
Research and preclinical studies	924	637	865
Clinical studies	9,263	3,671	1,148
Regulatory and other expenses	521	500	155
Research and Development Expense	$ 14,271	$ 7,629	$ 6,664